Investments in subsidiaries and associates - Associates, Summarised balance sheet (Details) - AUD ($) $ in Millions	8 Months Ended	12 Months Ended
	May 26, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2016
Summarised balance sheet
Total assets		$ 851,875	$ 879,592	$ 839,202
Liabilities		(790,533)	(815,019)	$ (781,021)
Net assets/(net liabilities)		61,342	64,573
Carrying amount of interest in Pendal Group Limited		60	$ 115
Proceeds from sale of Pendal Group Limited interest, net of transaction costs		$ 630
Pendal Group Limited
Summarised balance sheet
Total assets	$ 887
Liabilities	(122)
Net assets/(net liabilities)	765
Group's share of total net assets	222
Fair value adjustments (including notional goodwill) on acquisition (net of amortisation)	491
Carrying amount of interest in Pendal Group Limited	713
Carrying amount of interest in Pendal Group Limited sold	(471)
Carrying amount of remaining interest reclassified to available-for-sale securities	(242)
Fair value of remaining interest reclassified to available-for-sale securities	375
Proceeds from sale of Pendal Group Limited interest, net of transaction costs	630
Amount of reserves recycled to profit or loss	(13)
Gain on sale of interest in Pendal Group Limited	$ 279